Short-Term and Long-Term Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2011 Collateralized Split tenor revolving credit facility		Jun. 30, 2010 Collateralized Split tenor revolving credit facility		Jun. 30, 2010 Collateralized Project finance facility		Dec. 31, 2010 Collateralized Preference shares		Jun. 30, 2010 Collateralized Preference shares		Jun. 30, 2009 Collateralized Preference shares	Dec. 31, 2010 Collateralized Scrip Loan		Jun. 30, 2010 Collateralized Scrip Loan		Dec. 31, 2011 Collateralized Non-revolving Senior Secured Term Loan		Dec. 31, 2010 Collateralized Non-revolving Senior Secured Term Loan		Dec. 31, 2011 Collateralized Dollar One Billion Notes Issue		Dec. 31, 2010 Collateralized Dollar One Billion Notes Issue		Dec. 31, 2011 Collateralized $1 billion revolving credit facility		Dec. 31, 2011 Collateralized $60 million senior secured revolving credit facility		Dec. 31, 2010 Uncollateralized Domestic Medium Term Notes Program		Jun. 30, 2010 Uncollateralized Domestic Medium Term Notes Program		Jun. 30, 2009 Uncollateralized Domestic Medium Term Notes Program
Debt Instrument [Line Items]
Long term and short term debt	$ 1,907.7	$ 1,398.3	$ 1,121.1	$ 500.0	[1]	$ 430.0	[1]	$ 100.0	[2]	$ 91.4	[3]	$ 96.3	[3]	$ 84.9	$ 21.4	[4]	$ 19.0	[4]	$ 150.0	[5]	$ 190.0	[5]	$ 987.7	[6]	$ 986.6	[6]	$ 220.0	[7]	$ 50.0	[8]	$ 108.9	[9]	$ 475.8	[9]	$ 141.8
Short-term loans and current portion of long-term loans	(547.0)	(261.7)	(691.1)
Total long-term loans	$ 1,360.7	$ 1,136.6	$ 430.0

[1]	Split-tenor revolving credit facility On May 16, 2007, GFIMSA, Orogen and GFO entered into a $750 million split-tenor revolving credit facility consisting of a $250 million 364-day revolving tranche with a twelve-month term out option, or Facility A, and a $500 million five-year revolving tranche, or Facility B. On April 28, 2008, Gold Fields exercised the term out option under Facility A converting the full $250 million advance at that point into a term loan with a final maturity date of May 16, 2009. In terms of the facility agreement, Gold Fields had the option to repay the loan under Facility A early in whole or in part by giving five days' prior notice. Facility B was due to mature on May 16, 2012. The purpose of the facilities was to refinance existing facilities and for general corporate purposes. On June 30, 2008, Orogen had borrowed $73 million and $121 million under Facility A and Facility B respectively. GFO had $177 million and $141 million outstanding under Facility A and Facility B respectively on the same date. On various dates during fiscal 2009, Orogen drew down a further $120 million under Facility B. On May 15, 2009, GFO drew down $118 million under Facility B to partly refinance its maturing loan under Facility A. The balance of the GFO loan outstanding under Facility A of $59 million was refinanced with the $311 million syndicated revolving loan facility, which is detailed below in (b). Also on May 15, 2009, Orogen repaid $16 million of its portion of the maturing Facility A and refinanced the remaining $57 million with the $311 million syndicated revolving loan facility. Facility A was repaid in full on May 15, 2009. On September 17, 2009, Gold Fields utilized $259 million of the proceeds from the sale of the shares in Eldorado Gold Corporation, or Eldorado, to fully settle GFO borrowings under facility B. Subsequently, on various dates, Orogen drew down $221 million to refinance more expensive debt under the $311 million syndicated revolving loan facility. Orogen also repaid $32 million during year. On August 26, 2010, Orogen drew down a further $70 million and on October 8, 2010, repaid the full $500 million drawn under Facility B using proceeds of the $1 billion Notes issue. On March 22, 2011, Orogen drew down $420 million to fund the acquisition of the noncontrolling interests in La Cima. On May 26, 2011, Orogen repaid $40 million. On June 22, 2011, Orogen drew down $120 million under this facility to partially fund the acquisition of IAMGold's 18.9% noncontrolling interests in the Ghanaian operations. The outstanding borrowings of Orogen, all under Facility B, at December 31, 2011 and 2010 were $500 million and $nil million respectively (June 30, 2010: $430 million). The loan under Facility B bore interest at LIBOR plus a margin of 0.30% per annum. Borrowings under the Revolving Credit Facility were guaranteed by Gold Fields, GFIMSA, Gold Fiels Holding Company (BVI) Limited, or GF Holdings, Orogen, GFO and Newshelf 899 (Proprietary) Limited, or Newshelf. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance - 430.0 498.5 Loans advanced, net of transaction costs 540.0 70.0 221.0 Loan repayments (40.0) (500.0) (289.5) Closing balance 500.0 - 430.0
[2]	Project Finance Facility On November 14, 2006, La Cima entered into a $150 million project finance facility with a number of lenders. The purpose of the facility was to finance the project costs related to the development of the Cerro Corona copper-gold porphyry deposit located in the Hualgayoc province in the Cajamarca region in northern Peru. The loan bore interest at a margin over LIBOR of: - 0.45% during the pre-completion phase (i.e. prior to the financial completion date), and - between 1.25% and 1.75% thereafter. Scheduled principal payments were in 16 semi-annual instalments of various amounts ranging from 4.75% to 6.75% of the principal amount. The final instalment was due on the tenth anniversary of the signing date. Principal and voluntary repayments during fiscal 2011 was $nil (six months ended December 31, 2010: $100 million; fiscal 2010: $50 million). The outstanding loan balances at December 31, 2011 and 2010 were $nil (June 30, 2010: $100 million). During the pre-completion phase the loan was guaranteed by Gold Fields and Gold Fields Corona (BVI) Limited (a wholly owned subsidiary of Gold Fields). The facility is secured by, among other things, pledges of and mortgages over the assets and properties of La Cima. In accordance with the facility agreement, the financial completion date (i.e. the date on which the guarantees fall away and the facility goes non-recourse) had to occur before November 14, 2010. La Cima however intended to refinance this facility before this date. However, La Cima repaid the full amount outstanding under this facility on September 16, 2010, from which date the security granted by La Cima in connection with this facility, was released. The facility was cancelled on the same date. The repayment was made from cash generated by operations. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance - 100.0 150.0 Loan repayments - (100.0) (50.0) Closing balance - - 100.0
[3]	Preference shares On December 24, 2007 Gold Fields issued R1.2 billion of non-convertible redeemable preference shares, or the Preference Shares, to Rand Merchant Bank, or RMB, a division of First Rand Bank Limited. The dividend rate payable is a floating rate that increases from 22% to up to 61% of the prime lending rate quoted by First Rand Bank Limited, or the Prime Rate, over the life of the Preference Shares. In certain circumstances, the dividend rate increases to 61% of the Prime Rate in the event the Preference Shares are redeemed before their scheduled maturity date and the dividend rate is also subject to adjustment in the case of a change in law or regulation. Dividends accrue quarterly and are rolled up until the redemption date. The purpose of the Preference Shares was to refinance existing credit facilities. On October 10, 2008, $61.0 million of the outstanding Preference Shares were repaid. In addition, a preference dividend of $2.5 million was also paid on the same date. On December 15, 2010, Gold Fields declared and paid $19.3 million of the preference dividend. On the same date, the redemption date of January 24, 2011 was extended to September 15, 2011. The Preference Shares were redeemable earlier on a date as agreed between the holder and Gold Fields. On March 31, 2011, Gold Fields redeemed the entire outstanding balance paying $90.0 million, which included a dividend of $1.5 million. The Preference Shares were guaranteed by GFIMSA, Orogen, Newshelf and GFO. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 91.4 96.3 84.9 Preference share dividend 1.3 3.0 5.9 Redemptions (90.0) (19.3) - Other (2.3) - - Translation (0.4) 11.4 5.5 Closing balance - 91.4 96.3
[4]	Scrip loan On March 26, 2010, GFL Mining Services, or GFLMS, entered into a Scrip Lending agreement with a South African Bank in terms of which GFLMS agreed to lend 3 million of its securities in Mvelaphanda for an initial cash collateral of $19.5 million (R144 million). The market value of the collateral delivered by the bank to GFLMS on each settlement date shall represent not less than the market value of the loaned securities on that date together with a margin of 5% per annum. The agreement provides for the substantial risks and rewards on ownership inherent in the securities to be retained by GFLMS (i.e. equity price risk) and as a consequence, GFLMS has transferred the legal right to receive cash flows (dividends) on the securities loaned to the bank. The agreement was set to terminate on March 26, 2011. In the event of unbundling of the assets of Mvelaphanda before the termination date, the agreement would terminate within thirty days of unbundling and GFLMS would be entitled to receive the unbunbled assets. Subsequent to December 31, 2010, Mvelaphanda unbundled certain of its assets and in accordance with the terms of the agreement the loaned unbundled securities were returned and the collateral was repaid on February 28, 2011. A new scrip lending agreement was entered into between the parties with the same terms and conditions as the original agreement whereby GFLMS agreed to lend another three million of its securities in Mvelaphanda for a cash collateral of R127 million ($18.2 million). The loaned securities were returned and the collateral was repaid on April 5, 2011 and the new agreement was cancelled on the same date. Interest on the cash collateral held was calculated based on one month JIBAR rate and accrued daily and compounded monthly in arrears. The first interest settlement was on June 24, 2010. In terms of the agreement, the next interest payment date was on final settlement of the loan. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 21.4 19.0 - Interest 0.3 - - Loans advanced 18.2 - 19.5 Loans repaid (39.6) - - Translation (0.3) 2.4 (0.5) Closing balance - 21.4 19.0 At December 31, 2011, the value of the loaned securities was $nil (December 31, 2010: $21.9 million; June 30, 2010: $19.0 million). The outstanding liability against these securities was $nil, $21.4 million and $19.0 million on December 31, 2011, December 2010 and June 30, 2010, respectively.
[5]	Non-revolving Senior Secured Term Loan On September 17, 2010, La Cima entered into a non-revolving senior secured term loan for up to $200 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the Gold Fields outstanding subordinated loans with its affiliates and to finance its working capital requirements. On September 22, 2010, the lenders advanced $200 million to La Cima under this facility. The facility amount is repayble in 20 equal quarterly instalments of $10 million each. During fiscal year ended December 31, 2011, $40 million was repaid (six months ended December 31, 2010: $10 million; fiscal year ended June 30, 2010: $nil). The final maturity of this facility is five years from the disbursement date. Borrowings under the non-revolving senior secured term loan are secured by first-ranking assignments of all rights, title and interest in all of La Cima's concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima will be subject to an account control agreement and a first ranking charge in favor of the lenders. This facility will be non-recourse to the rest of the Group. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 190.0 - - Loans advanced - 200.0 - Loans repaid (40.0) (10.0) - Closing balance 150.0 190.0 -
[6]	$1 Billion Notes Issue On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed notes due October 7, 2020, or the Notes. The payment of all Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited, GFIMSA, GFO and GF Holdings, or together, the Guarantors, on joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment amoung themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively. The transaction costs of U.S.$13.6 million were deducted from the liability on initial measurement. These costs will unwind over the period of the Notes as an interest expense. Gold Fields used a portion of the net proceeds of the offering of the Notes to repay certain existing indebtedness of the Group and the balance of the net proceeds for general corporate purposes. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 986.6 - - Notes Issued, net of transaction costs - 986.4 - Unwinding of transaction costs 1.1 0.2 - Closing balance 987.7 986.6 -
[7]	$1 billion syndicated revolving credit facility On June 20, 2011, GFIMSA, Orogen and GFO entered into a $1 billion syndicated revolving loan facility with an option to increase the Facility to $1.1 billion within six months from signing date, which option was not exercised. The purpose of the facility is to refinance an existing facility, for general corporate purposes and working capital. The final maturity date of this facility is June 20, 2016. The facility bears interest at LIBOR plus a margin of 1.20% per annum. Where the utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under the facility is greater than 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.42% per annum. On June 22, 2011, Orogen drew down $450.0 million under this facility to partially fund the acquisition of IAMGold's 18.9% stake in the Ghanaian operations. On August 22, 2011 and September 22, 2011, Orogen repaid $75.0 million and $105.0 million respectively under this facility. On November 16, 2011, Orogen drew down $33.0 million which was repaid on December 19, 2011. In addition, Orogen repaid $50.0 million on December 23, 2011 under this facility. The outstanding borrowings under this facility at December 31, 2011 were $220.0 million (six months ended December 2010: $nil; fiscal year ended June 30, 2010, $nil). Borrowings under the syndicated revolving loan facility are guaranteed by Gold Fields, GFIMSA, GF Holdings, Orogen, Newshelf and GFO. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance - - - Loans advanced 483.0 - - Repayments (263.0) - - Closing balance 220.0 - -
[8]	$60 million senior secured revolving credit facility On December 22, 2010, GF Ghana and Abosso entered into a $60 million reducing senior secured revolving credit facility, which became available on February 21, 2011. The available facility amount reduces annually on each anniversary date from $60 million to $43 million to $35 million in the last and final year with the final maturity date being February 21, 2014. The purpose of this facility is for general corporate purposes, working capital purposes and/or capital expenditure purposes, including the purchase of a yellow vehicle fleet. The loan bears interest at LIBOR plus a margin of 2.85% per annum. The borrowers are required to pay a quarterly commitment fee of 1.30% per annum. Borrowings under the facility are guaranteed by GF Ghana and Abosso and furthered secured by the registration of security over certain fleet vehicles owned by GF Ghana and Abosso, or the Secured Assets. In addition, the lenders are noted as first loss payees under the insurance contracts in respect of the Secured Assets and are assigned the rights under the maintenance contracts between certain suppliers of the Secured Assets. This facility is non-recourse to the rest of the Group. On February 25, 2011, Abosso drew down $20.0 million under this facility and subsequently repaid the full loan on various dates of which the last payment was on July 26, 2011. On November 28, 2011, GF Ghana drew down $50.0 million. The outstanding borrowings for GF Ghana on December 31, 2011 were $50.0 million (December 31, 2010: $nil; June 30, 2010: $nil). December 31, 2011 December 31, 2010 June 30, 2010 Opening balance - - - Loans advanced 70.0 - - Repayments (20.0) - - Balance at close 50.0 - -
[9]	Domestic Medium Term Notes Progam On April 6, 2009, Gold Fields established a R10 billion domestic medium term notes program, or the Program, in terms of which Gold Fields may, from time to time, issue notes denominated in any currency. The notes will not be subject to any minimum and maximum maturity and the maximum aggregate nominal outstanding amount of all notes will not exceed R10 billion. The Program has been registered with the bond market of the JSE Limited, or the JSE, and the notes issued can be listed on the JSE or not. Under the Program, Gold Fields issued listed notes totaling $nil (six months ended December 31, 2010: $248.0 million; fiscal year ended June 30, 2010: $1,044.9 million) and settled listed maturing notes totaling $nil (six months ended December 31, 2010: $659.6 million; fiscal year ended June 30, 2010: $721.9 million). The different notes issued matured 3, 6 or 12 months from date of issue and bear interest at JIBAR plus a margin ranging from 0.56% to 1.00% per annum except for notes with a carrying value of $44.4 million which were at a Rand fixed rate of 8.48%. The outstanding notes matured as follows: • $31.1 million (R217.0 million) on January 25, 2011; • $31.2 million (R218.0 million) on February 10, 2011; and • $43.0 million (R300.0 million) on March 2, 2011 The outstanding issued notes under the Program at December 31, 2011 were $nil (December 31, 2010: $108.9 million; June 30, 2010: $475.8 million). The Notes under the Program were guaranteed by GFIMSA, GF Holdings, Orogen and GFO. December 31, 2011 December 31, 2010 June 30, 2010 Opening balance 108.9 475.8 141.8 Notes issued - 248.0 1,044.9 Settlements (105.3) (659.6) (721.9) Translation (3.6) 44.7 11.0 Balance at close - 108.9 475.8